UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Emerging Markets Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2009

1.799872.105

EMI-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.4%
		Principal Amount (c)	Value
Bahamas (Nassau) - 0.2%
Odebrecht Overseas Ltd. 9.625%		$ 730,000	$ 540,200
Dominican Republic - 0.1%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (e)		500,000	325,500
Germany - 0.5%
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		180,000	130,500
JSC Severstal 9.25% 4/19/14 (Issued by Citigroup Global Markets Deutschland AG for JSC Severstal) (e)		1,375,000	893,750
TOTAL GERMANY			1,024,250
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (b)(e)		1,235,000	30,875
0% 7/5/01 (Reg. S) (b)		445,000	11,125
TOTAL INDONESIA			42,000
Korea (South) - 2.2%
Export-Import Bank of Korea 8.125% 1/21/14		2,340,000	2,402,712
POSCO 8.75% 3/26/14 (e)		1,195,000	1,237,303
SK Broadband Co., Ltd. 7% 2/1/12 (e)		1,260,000	1,121,400
TOTAL KOREA (SOUTH)			4,761,415
Luxembourg - 5.9%
Evraz Group SA 8.875% 4/24/13 (e)		1,695,000	1,076,325
Millicom International Cellular SA 10% 12/1/13		620,000	606,050
Mobile Telesystems Finance SA:
8% 1/28/12 (e)		3,446,000	3,045,403
8.375% 10/14/10 (Reg. S)		1,350,000	1,339,875
OAO Severstal 9.75% 7/29/13 (Issued by Steel Capital SA for OAO Severstal) (e)		1,235,000	790,400
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,250,000	862,500
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		325,000	198,250
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		875,000	673,750
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		755,000	611,550
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		795,000	580,350
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Luxembourg - continued
TNK-BP Finance SA 7.5% 3/13/13 (e)		$ 860,000	$ 688,000
Vimpel Communications:
8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,855,000	1,784,375
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		775,000	563,813
TOTAL LUXEMBOURG			12,820,641
Mexico - 0.6%
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		695,000	634,188
Vitro SAB de CV:
8.625% 2/1/12 (b)		1,100,000	253,000
9.125% 2/1/17 (b)		1,775,000	408,250
TOTAL MEXICO			1,295,438
Netherlands - 3.7%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	600,000	15,938
Indosat Finance Co. BV 7.75% 11/5/10		625,000	606,250
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		840,000	504,000
6.875% 11/4/11 (Reg. S)		720,000	576,000
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (e)		1,560,000	1,310,400
9.125% 7/2/18 (e)		1,150,000	845,250
Lukoil International Finance BV:
6.356% 6/7/17 (e)		1,615,000	1,211,250
6.656% 6/7/22 (e)		1,790,000	1,306,700
Majapahit Holding BV:
7.75% 10/17/16		530,000	386,900
7.875% 6/29/37		525,000	299,250
PT Indosat International Finance Co. BV 7.125% 6/22/12 (e)		1,090,000	959,200
TOTAL NETHERLANDS			8,021,138
Philippines - 0.4%
National Power Corp. 6.875% 11/2/16 (e)		850,000	790,500
Singapore - 0.2%
Empire Capital Resources Pte. Ltd. 9.375% 12/15/11 (e)		700,000	567,000
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
United Kingdom - 0.6%
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		$ 1,210,000	$ 435,600
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		1,500,000	900,000
TOTAL UNITED KINGDOM			1,335,600
United States of America - 2.1%
Freeport-McMoRan Copper & Gold, Inc.:
7.0838% 4/1/15 (f)		1,110,000	907,425
8.25% 4/1/15		1,605,000	1,524,750
Pemex Project Funding Master Trust 8.625% 2/1/22		2,325,000	2,150,625
TOTAL UNITED STATES OF AMERICA			4,582,800
Venezuela - 2.9%
Petroleos de Venezuela SA:
5.25% 4/12/17		10,240,000	4,352,000
5.375% 4/12/27		3,825,000	1,354,050
5.5% 4/12/37		1,625,000	556,563
TOTAL VENEZUELA			6,262,613
TOTAL NONCONVERTIBLE BONDS (Cost $55,960,321)			42,369,095
Government Obligations - 66.9%

Argentina - 4.7%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		6,487,212	1,751,547
par 2.5% 12/31/38 (d)		10,660,000	1,918,800
1.683% 8/3/12 (f)		7,960,000	3,783,959
7% 3/28/11		2,235,000	926,718
7% 9/12/13		4,750,000	1,558,132
8.375% 12/20/03 (b)		2,095,000	230,450
11% 10/9/06 (b)		390,000	42,900
11.75% 4/7/09 (b)		545,000	59,950
TOTAL ARGENTINA			10,272,456
Belize - 0.1%
Belize Government 4.25% 2/20/29 (d)(e)		549,700	208,886
Government Obligations - continued
		Principal Amount (c)	Value
Brazil - 5.5%
Brazilian Federative Republic:
10.125% 5/15/27		$ 1,125,000	$ 1,440,000
11% 8/17/40		2,920,000	3,708,400
12.25% 3/6/30		1,835,000	2,770,850
12.5% 1/5/22	BRL	3,925,000	1,785,245
12.75% 1/15/20		1,540,000	2,240,700
TOTAL BRAZIL			11,945,195
Colombia - 1.8%
Colombian Republic:
10.375% 1/28/33		525,000	603,750
11.75% 2/25/20		2,613,000	3,259,718
TOTAL COLOMBIA			3,863,468
Congo - 0.2%
Congo Republic 3% 6/30/29 (d)		2,061,500	515,375
Dominican Republic - 0.6%
Dominican Republic:
9.04% 1/23/18 (e)		513,699	403,254
9.5% 9/27/11 (Reg. S)		1,045,699	972,500
TOTAL DOMINICAN REPUBLIC			1,375,754
Ecuador - 0.8%
Ecuador Republic:
9.375% 12/15/15 (e)		540,000	234,900
10% 8/15/30 (Reg. S) (b)		3,015,000	889,425
12% 11/15/12 (Reg. S) (b)		1,964,520	579,533
TOTAL ECUADOR			1,703,858
El Salvador - 1.2%
El Salvador Republic:
7.75% 1/24/23 (Reg. S)		750,000	710,625
8.25% 4/10/32 (Reg. S)		365,000	293,825
8.5% 7/25/11 (Reg. S)		1,535,000	1,546,513
TOTAL EL SALVADOR			2,550,963
Fiji - 0.6%
Republic of Fiji 6.875% 9/13/11		1,695,000	1,254,300
Gabon - 1.3%
Gabonese Republic 8.2% 12/12/17 (e)		4,000,000	2,920,000
Government Obligations - continued
		Principal Amount (c)	Value
Georgia - 1.0%
Georgia Republic 7.5% 4/15/13		$ 3,160,000	$ 2,164,600
Ghana - 0.8%
Ghana Republic 8.5% 10/4/17 (e)		2,940,000	1,793,400
Indonesia - 4.0%
Indonesian Republic:
6.75% 3/10/14 (Reg. S)		1,190,000	1,088,850
6.875% 3/9/17 (e)		960,000	801,600
6.875% 1/17/18 (e)		1,570,000	1,279,550
7.5% 1/15/16 (e)		945,000	864,675
7.75% 1/17/38 (e)		1,425,000	1,118,625
8.5% 10/12/35 (e)		2,895,000	2,460,750
10.375% 5/4/14 (e)		565,000	591,838
11.625% 3/4/19 (e)		565,000	615,850
TOTAL INDONESIA			8,821,738
Iraq - 0.7%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		2,850,000	1,425,000
Ivory Coast - 0.9%
Ivory Coast:
FLIRB 4% 3/29/18 (Reg. S) (b)(f)		5,435,000	951,125
past due interest 3% 3/30/18 (Reg. S) (b)(f)		5,358,000	937,650
TOTAL IVORY COAST			1,888,775
Lebanon - 2.1%
Lebanese Republic:
7.875% 5/20/11 (Reg. S)		1,095,000	1,116,900
8.5% 1/19/16 (Reg. S)		380,000	381,900
8.625% 6/20/13 (Reg. S)		340,000	350,200
11.625% 5/11/16 (Reg. S)		2,335,000	2,702,763
TOTAL LEBANON			4,551,763
Mexico - 2.2%
United Mexican States:
11.375% 9/15/16		1,244,000	1,629,640
11.5% 5/15/26		2,185,000	3,102,700
TOTAL MEXICO			4,732,340
Pakistan - 0.9%
Islamic Republic of Pakistan:
6.875% 6/1/17 (e)		1,500,000	727,500
Government Obligations - continued
		Principal Amount (c)	Value
Pakistan - continued
Islamic Republic of Pakistan: - continued
7.125% 3/31/16 (e)		$ 1,250,000	$ 612,500
Pakistan International Sukuk Co. Ltd. 3.8275% 1/27/10 (f)		625,000	562,500
TOTAL PAKISTAN			1,902,500
Peru - 0.6%
Peruvian Republic 7.125% 3/30/19		1,370,000	1,387,125
Philippines - 2.2%
Philippine Republic:
9.375% 1/18/17		1,615,000	1,881,475
10.625% 3/16/25		2,265,000	2,893,538
TOTAL PHILIPPINES			4,775,013
Russia - 10.4%
Russian Federation:
7.5% 3/31/30 (Reg. S)		18,297,600	17,153,993
12.75% 6/24/28 (Reg. S)		4,189,000	5,602,788
TOTAL RUSSIA			22,756,781
Serbia - 0.4%
Republic of Serbia 3.75% 11/1/24 (d)(e)		1,260,000	919,800
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (e)		1,355,000	962,050
Turkey - 5.1%
Turkish Republic:
7% 9/26/16		1,600,000	1,544,000
7% 3/11/19		1,630,000	1,515,900
9.5% 1/15/14		1,960,000	2,116,800
11% 1/14/13		1,870,000	2,103,750
11.5% 1/23/12		1,850,000	2,090,500
11.875% 1/15/30		1,300,000	1,729,000
TOTAL TURKEY			11,099,950
Ukraine - 5.3%
Ukraine Cabinet of Ministers 6.58% 11/21/16 (e)		4,665,000	2,052,600
Ukraine Government:
(Reg. S) 5.1513% 8/5/09 (f)		6,445,000	5,542,700
6.385% 6/26/12 (e)		545,000	254,788
6.75% 11/14/17 (e)		1,400,000	623,000
Government Obligations - continued
		Principal Amount (c)	Value
Ukraine - continued
Ukraine Government: - continued
6.875% 3/4/11 (Reg. S)		$ 3,640,000	$ 2,002,000
7.65% 6/11/13 (Reg. S)		2,370,000	1,090,200
TOTAL UKRAINE			11,565,288
Uruguay - 0.8%
Uruguay Republic 8% 11/18/22		1,910,000	1,728,550
Venezuela - 12.0%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		21,255	359,422
2.1225% 4/20/11 (Reg. S) (f)		6,350,000	4,619,625
5.375% 8/7/10 (Reg. S)		1,990,000	1,706,425
7% 3/31/38		1,345,000	576,333
8.5% 10/8/14		7,045,000	4,332,675
9% 5/7/23 (Reg. S)		2,960,000	1,531,800
9.25% 9/15/27		7,280,000	4,222,400
9.375% 1/13/34		1,630,000	835,375
10.75% 9/19/13		7,295,000	5,270,638
13.625% 8/15/18		3,710,000	2,634,100
TOTAL VENEZUELA			26,088,793
Vietnam - 0.3%
Vietnamese Socialist Republic 6.875% 1/15/16 (e)		745,000	685,400
TOTAL GOVERNMENT OBLIGATIONS (Cost $172,176,541)			145,859,121
Common Stocks - 0.2%
	Shares
Hong Kong - 0.1%
China Mobile (Hong Kong) Ltd. sponsored ADR	5,700	248,064
Korea (South) - 0.1%
Samsung Electronics Co. Ltd. GDR (e)	1,424	290,852
TOTAL COMMON STOCKS (Cost $970,496)		538,916
Investment Companies - 9.4%
	Shares	Value
United States of America - 9.4%
iShares MSCI Brazil Index ETF	243,400	$ 9,168,878
iShares MSCI Emerging Markets Index ETF	458,200	11,367,942
TOTAL INVESTMENT COMPANIES (Cost $22,775,540)		20,536,820
Preferred Securities - 1.6%
	Principal Amount (c)
Brazil - 1.6%
Globo Comunicacoes e Participacoes SA 9.375%	$ 3,265,000	2,949,043
Net Servicos de Comunicacao SA 9.25% (e)	790,000	630,669
TOTAL PREFERRED SECURITIES (Cost $4,103,305)		3,579,712
Money Market Funds - 0.2%
	Shares
Fidelity Cash Central Fund, 0.52% (a) (Cost $343,798)	343,798	343,798
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $256,330,001)		213,227,462
NET OTHER ASSETS - 2.3%		4,956,807
NET ASSETS - 100%		$ 218,184,269
Security Type Abbreviations
ETF - Exchange Traded Fund
FLIRB - Front Loaded Interest Reduction Bonds
Currency Abbreviations
BRL - Brazilian real
EUR - European Monetary Unit
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,543,706 or 18.6% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,719
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 213,227,462	$ 21,419,534	$ 191,448,506	$ 359,422
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 382,080
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	19,342
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(42,000)
Ending Balance	$ 359,422

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $255,035,503. Net unrealized depreciation aggregated $41,808,041, of which $6,030,330 related to appreciated investment securities and $47,838,371 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 29, 2009